Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of liability deferred revenue - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of liability deferred revenue [Abstract]
Balance, beginning of period	$ 5,439,000	$ 5,510,460
Deferral of revenue	10,409,000	16,412,000
Recognition of unearned revenue	(9,963,000)	(16,483,000)
Balance, end of period	$ 5,885,000	$ 5,439,000